Segment Reporting - Schedule of Total Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Liabilities [Line Items]
Total liabilities	€ 101,071	€ 188,039	€ 90,489
Europe [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	98,044	182,960	77,047
North America [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	23,440	10,697	14,978
Eliminations [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	€ (20,413)	€ (5,618)	€ (1,536)